Details of Significant Accounts - Income tax, schedule of expiration dates of unused taxable losses and amounts of unrecognized deferred income tax assets (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount Filed or Assessed	$ 27,336
Unused tax losses for which no deferred tax asset recognised	26,512
IFRS Unrecognized Tax Benefits	26,512
2016
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount Filed or Assessed	4,867
Unused tax losses for which no deferred tax asset recognised	4,043
IFRS Unrecognized Tax Benefits	4,043
2017
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount Filed or Assessed	3,601
Unused tax losses for which no deferred tax asset recognised	3,601
IFRS Unrecognized Tax Benefits	3,601
2018
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount Filed or Assessed	1,888
Unused tax losses for which no deferred tax asset recognised	1,888
IFRS Unrecognized Tax Benefits	1,888
2021
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount Filed or Assessed	3,594
Unused tax losses for which no deferred tax asset recognised	3,594
IFRS Unrecognized Tax Benefits	3,594
2022
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount Filed or Assessed	665
Unused tax losses for which no deferred tax asset recognised	665
IFRS Unrecognized Tax Benefits	665
2023
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount Filed or Assessed	6,029
Unused tax losses for which no deferred tax asset recognised	6,029
IFRS Unrecognized Tax Benefits	6,029
2024
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount Filed or Assessed	6,692
Unused tax losses for which no deferred tax asset recognised	6,692
IFRS Unrecognized Tax Benefits	$ 6,692